Nationwide Short Duration Bond Fund Summary Prospectus March 1, 2014

Class/Ticker A MCAPX C GGMCX Institutional Class MCAIX Institutional Service Class NWWGX Service Class MCAFX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2014, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 48 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 91 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Service Class Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	0.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fee	0.25%	0.75%	0.25%	None	None
Other Expenses[1]	0.29%	0.25%	0.30%	0.24%	0.29%
Total Annual Fund Operating Expenses	0.89%	1.35%	0.90%	0.59%	0.64%
Fee Waiver/Expense Reimbursement[2]	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.85%	1.31%	0.86%	0.55%	0.60%

1	“Other Expenses” has been restated to reflect current fees.

2	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.55% until at least February 28, 2015. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 52 of the Prospectus.

SP-SD (3/14)

Summary Prospectus March 1, 2014	1	Nationwide Short Duration Bond Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	10 Years	5 Years
Class A shares	$310	$499	$703	$1,293
Class C shares	208	424	736	1,620
Institutional Class shares	56	185	325	734
Service Class shares	88	283	495	1,104
Institutional Service Class shares	61	201	353	795

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$133	$424	$736	$1,620

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund is managed so that its duration will not exceed three years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

Prior to October 4, 2004, the Fund was invested in a combination of short- and intermediate-term fixed-income securities and wrap

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contracts issued by financial institutions intended to stabilize the Fund’s net asset value per share. Since that date, the Fund has ceased to use wrap contracts for that purpose. For the period between October 4, 2004, and December 6, 2004, the Fund concentrated its investments in short-term fixed-income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund’s share price has fluctuated daily.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:    2.06% – 3rd qtr. of 2007

Worst Quarter:    -0.72 – 2nd qtr. of 2013

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Class C shares is February 28, 2005. Pre-inception historical performance for Class C shares is based on the previous performance for Class A shares. Performance for Class C shares has been adjusted to reflect differences in sales charges between the classes, but not differing expenses.

The Fund had not commenced offering Institutional Service Class shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Service Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a lower level of expenses than those that apply to Service Class shares.

Average Annual Total Returns

For the Periods Ended December 31, 2013:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-2.35%	1.47%	2.22%
Class A shares – After Taxes on Distributions	-2.71%	0.90%	1.37%
Class A shares – After Taxes on Distributions and Sales of Shares	-1.33%	0.92%	1.40%
Class C shares – Before Taxes	-1.34%	1.45%	2.03%
Institutional Service Class shares	-0.16%	1.85%	2.36%
Service Class shares – Before Taxes	-0.16%	1.85%	2.36%
Institutional Class shares – Before Taxes	0.15%	2.21%	2.73%
Barclay’s U.S. 1-3 Year Government/Credit Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	0.64%	2.02%	2.91%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

HighMark Capital Management, Inc. (“HighMark”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
E. Jack Montgomery	Vice President and Director of Fixed-Income, HighMark	Since 2013
Jeffrey Klein	Vice President and Fixed-Income Funds Manager, HighMark	Since 2013
Gregory Lugosi	Vice President and Fixed-Income Funds Manager, HighMark	Since 2013
David Wines	Senior Vice President and Chief Fixed-Income Officer, HighMark	Since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

Summary Prospectus March 1, 2014	3	Nationwide Short Duration Bond Fund

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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